Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 55,950	$ 468,229
Accounts receivable	440,783	301,046
Other receivables	5,469	35,717
Due from related parties	12,750	0
Prepayment	11,823	72,972
Deferred IPO cost	0	133,480
Inventories	1,968,150	1,874,910
Other current asset	78,734	82,585
Total current assets	2,573,659	2,968,939
Non-current assets:
Property, plant and equipment, net	371,726	445,158
Construction in progress	108,043	91,855
Intangible asset	5,786	7,131
Investment in joint venture	27,671	27,888
Right-of-use assets, net	415,791	0
Total non-current assets	929,017	572,032
TOTAL ASSETS	3,502,676	3,540,971
Current liabilities:
Convertible notes payable	200,175	123,750
Accounts and other payable	1,304,040	1,804,194
Advance from customer	302,229	208,816
Tax payables	33,543	16,425
Due to related party	30,407	32,310
Operating lease Liabilities, current	165,354	0
Total current liabilities	2,035,748	2,185,495
Non-current liabilities:
Operating lease Liabilities, non-current	241,149	0
Total non-current liabilities	241,149
TOTAL LIABILITIES	2,276,897	2,185,495
COMMITMENTS AND CONTINGENCIES	0	0
SHAREHOLDERS' EQUITY
Common shares, $0 par value, 100,000,000 shares authorized, 3,378,760 and 3,373,760 shares issued and outstanding at December 31, 2020, and 2019, respectively	0	0
Additional paid-in capital	3,021,912	3,074,892
Accumulated Deficit	(1,688,505)	(1,515,197)
Accumulated other comprehensive income	(107,628)	(204,219)
Total shareholders' equity(deficit)	1,225,779	1,355,476
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 3,502,676	$ 3,540,971